UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23645)

NEOS ETF Trust

(Exact name of registrant as specified in charter)

13 Riverside Avenue

Westport, CT 06880
(Address of principal executive offices) (Zip code)

Garrett Paolella, President

13 Riverside Avenue

Westport, CT 06880
(Name and address of agent for service)

(203) 298-7300

Registrant’s telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period: May 31, 2025

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

FIS Bright Portfolios Focused Equity ETF
BRIF (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | May 31, 2025
This annual shareholder report contains important information about the FIS Bright Portfolios Focused Equity ETF (the “Fund”) for the period of  December 20, 2024, to May 31, 2025.  You can find additional information about the Fund at https://faithinvestorservices.com/etfs/brif/. You can also request this information by contacting us at 1-833-833-1311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[2]
FIS Bright Portfolios Focused Equity ETF	$29	0.65%
1	Amount shown reflects the expenses of the Fund from inception date through May 31, 2025. Expenses would be higher if the Fund had been in operations for the full twelve month reporting period.
2	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
From December 20, 2024 through May 31, 2025, the FIS Bright Portfolios Focused Equity ETF (BRIF) delivered a strong total return, outperforming the MSCI USA Net Total Return USD Index.
WHAT FACTORS INFLUENCED PERFORMANCE
This relative outperformance was driven by security selection, with active return contribution estimated at +1.95%. Stock selection within healthcare and technology proved particularly effective, while the fund’s underweight to the financial services sector and selection within the industrials sector detracted from performance.
The top three contributors to performance were Uber Technologies, Inc., Abbott Laboratories, and Vertex Pharmaceuticals Incorporated.  Uber’s strength reflected robust earnings momentum and margin expansion in its mobility and delivery segments. Abbott benefited from steady growth in its diagnostics and medical devices business, while Vertex advanced on continued leadership in rare disease treatments. On the downside, the most significant detractors were Arista Networks, Inc., Salesforce, Inc., and Bristol-Myers Squibb Co. Arista and Salesforce were weighed down by valuation compression in high-multiple tech names despite solid fundamentals, while Bristol-Myers faced ongoing investor concerns around its drug pipeline and patent expirations which led to the managers’ decision to exit the position.

Top Contributors
↑	Uber Technologies, Inc.
↑	Abbott Laboratories
↑	Vertex Pharmaceuticals Incorporated
↑	W. R. Berkley Corporation
↑	Amgen Inc.

Top Detractors
↓	Arista Networks, Inc.
↓	Salesforce, Inc.
↓	Bristol-Myers Squibb Co.
↓	Tesla, Inc.
↓	Advanced Micro Devices, Inc.
FIS Bright Portfolios Focused Equity ETF	PAGE 1	TSR-AR-78433H626

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return  NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
CUMULATIVE TOTAL RETURN (%)

Since Inception (12/20/2024)
FIS Bright Portfolios Focused Equity ETF NAV	3.61
MSCI USA Net Total Return USD Index	1.19
Visit https://faithinvestorservices.com/etfs/brif/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of fund shares.
KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$84,726,473
Number of Holdings	42
Net Advisory Fee	$210,763
Portfolio Turnover	34%
30-Day SEC Yield	0.69%
Visit https://faithinvestorservices.com/etfs/brif/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  May 31, 2025)
Sector Breakdown*

Top 10 Issuers
NVIDIA Corp.	6.7%
Broadcom, Inc.	5.8%
Cisco Systems, Inc.	4.8%
Palo Alto Networks, Inc.	4.7%
Arista Networks, Inc.	4.1%
First American Treasury Obligations Fund	4.0%
Linde PLC	3.8%
Oracle Corp.	3.6%
Vertex Pharmaceuticals, Inc.	3.5%
AbbVie, Inc.	3.2%
Geographic Breakdown
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
FIS Bright Portfolios Focused Equity ETF	PAGE 2	TSR-AR-78433H626

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://faithinvestorservices.com/etfs/brif/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Faith Investor Services, LLC documents not be householded, please contact Faith Investor Services, LLC at 1-833-833-1311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Faith Investor Services, LLC or your financial intermediary.
FIS Bright Portfolios Focused Equity ETF	PAGE 3	TSR-AR-78433H626

FIS Christian Stock Fund
PRAY (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | May 31, 2025
This annual shareholder report contains important information about the FIS Christian Stock Fund (the “Fund”) for the period of  June 1, 2024, to May 31, 2025.  You can find additional information about the Fund at https://faithinvestorservices.com/pray/. You can also request this information by contacting us at 1-833-833-1311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FIS Christian Stock Fund	$74	0.68%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED PERFORMANCE?
For the year ending May 31, 2025, the Fund returned 9.23% on a Net Asset Value basis. The Fund’s benchmark index is the MSCI World Index Net (USD) which rose 13.72%.
WHAT FACTORS INFLUENCED PERFORMANCE
The three sectors that contributed the most to performance were health care, energy and utilities. Stock picking had the greatest impact as  NVIDIA Corporation  was once again the Fund’s largest holding throughout the period, and it was also one of the very best performers in the broad stock market. Other helpful technology stocks for the Fund were Palo Alto Networks, Inc. and ServiceNow, Inc. Their focus on software and services as compliments to Artificial Intelligence is a long-term theme the portfolio managers find appealing. Reflecting continued innovation in health care, Intuitive Surgical, Inc. in medical equipment also added to performance.
The three sectors that detracted the most from performance were consumer discretionary, financials and communication services. In each case, this was a result of stock selection and to a smaller degree the amount of capital allocated to these sectors. The individual stocks having the largest detraction to fund performance were ON Semiconductor Corp. in technology, Lennar Corporation in consumer discretionary, and Graphic Packaging Holding Company in materials. In an effort to mitigate risk concerns about the numerous economic and policy changes the US equity markets were facing, we had an allocation to cash which also detracted from performance during the period.

Top Contributors
↑	NVIDIA Corporation
↑	GFL Environmental Inc.
↑	Intuitive Surgical, Inc.
↑	ServiceNow, Inc.
↑	Palo Alto Networks, Inc.

Top Detractors
↓	ON Semiconductor Corp.
↓	Lennar Corporation
↓	Graphic Packaging Holding Company
↓	Toll Brothers, Inc.
↓	Bunge Global
FIS Christian Stock Fund	PAGE 1	TSR-AR-78433H204

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return  NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/08/2022)
FIS Christian Stock Fund NAV	9.23	6.13
MSCI WORLD Index Net (USD)	13.72	9.05
S&P 500 Total Return Index	13.52	10.40
Visit https://faithinvestorservices.com/pray/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of fund shares.
KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$68,719,953
Number of Holdings	71
Net Advisory Fee	$424,497
Portfolio Turnover	19%
30-Day SEC Yield	0.82%
Visit https://faithinvestorservices.com/pray/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  May 31, 2025)
Sector Breakdown*

Top 10 Issuers
First American Treasury Obligations Fund	7.1%
NVIDIA Corp.	5.0%
Palo Alto Networks, Inc.	3.4%
Intuitive Surgical, Inc.	3.2%
Casey’s General Stores, Inc.	3.0%
GFL Environmental, Inc.	2.8%
Holcim AG	2.8%
ServiceNow, Inc.	2.4%
SBM Offshore NV	2.2%
Toll Brothers, Inc.	2.2%
Geographic Breakdown
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
FIS Christian Stock Fund	PAGE 2	TSR-AR-78433H204

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://faithinvestorservices.com/pray/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Faith Investor Services, LLC documents not be householded, please contact Faith Investor Services, LLC at 1-833-833-1311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Faith Investor Services, LLC or your financial intermediary.
FIS Christian Stock Fund	PAGE 3	TSR-AR-78433H204

FIS Knights of Columbus Global Belief ETF
KOCG (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | May 31, 2025
This annual shareholder report contains important information about the FIS Knights of Columbus Global Belief ETF (the “Fund”) for the period of  June 1, 2024, to May 31, 2025.  You can find additional information about the Fund at https://faithinvestorservices.com/etfs/kocg. You can also request this information by contacting us at 1-833-833-1311.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FIS Knights of Columbus Global Belief ETF	$81	0.75%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED PERFORMANCE?
For the 12-Month period ended May 31, 2025, the Fund outperformed its benchmark, MSCI ACWI Net Total Return Index (USD)  17.16% versus 13.65%. Strong relative performance of non-US equity markets where the Fund had a Value tilt, favorable allocation to and selection within Emerging Asia markets, and positive stock selection with a Growth bias in the US were important contributors.
WHAT FACTORS INFLUENCED PERFORMANCE
The top three sector contributors were Information Technology, Health Care and Communications Services. Favorable stock selection was the dominant driver in each case. Chinese Technology firm Xiaomi Corp., Semiconductor manufacturer Broadcom Inc. and German enterprise software provider SAP SE were the top contributors in Technology. Automated insulin pump maker Insulet Corp., drug distributor Cencora, Inc. and robotic surgical equipment maker Intuitive Surgical, Inc. led the Health Care sector. In Communcation Services the largest contributors were Netflix Inc., Deutsche Telecom AG and Hong Kong based entertainment company  Tencent Holdings Ltd.
The top three sectors detracting from performance were Consumer Staples, Industrials and Consumer Discretionary. The Campbell’s Co., General Mills, Inc., and troubled retailer Target  Corp. were the largest detractors in Consumer Staples. Industrials’ performance was chiefly hurt by buildings products maker Ferguson Enterprises, military contractor BAE Systems (sold before the large 2025 rally in defense stocks) and automotive auctioneer salvage yard operator Copart. In Consumer Discretionary, footwear maker Deckers Outdoor Corporation  was responsible for essentially the entire sector’s underperformance, as the shares fell sharply on tariff concerns in early 2025.

Top Contributors
↑	Broadcom Inc.
↑	Xiamoi Corp.
↑	Netflix Inc.
↑	NVIDIA Corp.
↑	Meta Platforms-A

Top Detractors
↓	Deckers Outdoor Corporation
↓	Ferguson Enterprises
↓	ASML Holding
↓	PDD Holdings Inc.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return  NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees were deducted.
FIS Knights of Columbus Global Belief ETF	PAGE 1	TSR-AR-78433H105

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/14/2021)
FIS Knights of Columbus Global Belief ETF NAV	17.16	6.06
MSCI ACWI Net Total Return Index (USD)	13.65	6.80
FTSE All World Index	13.82	6.82
Visit https://faithinvestorservices.com/etfs/kocg for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of fund shares.
KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$28,173,812
Number of Holdings	82
Net Advisory Fee	$194,096
Portfolio Turnover	16%
30-Day SEC Yield	0.83%
Visit https://faithinvestorservices.com/etfs/kocg for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  May 31, 2025)
Sector Breakdown *

Top 10 Issuers
Microsoft Corp.	5.0%
NVIDIA Corp.	4.4%
First American Treasury Obligations Fund	4.2%
Apple, Inc.	3.5%
Alphabet, Inc.	2.6%
Broadcom, Inc.	2.6%
Meta Platforms, Inc.	2.5%
JPMorgan Chase & Co.	1.9%
Visa, Inc.	1.8%
Berkshire Hathaway, Inc.	1.8%
Geographic Breakdown
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
FIS Knights of Columbus Global Belief ETF	PAGE 2	TSR-AR-78433H105

HOW HAS THE FUND CHANGED?
As announced on June 23, 2025, the Fund’s Board approved a Plan of Liquidation for the Fund. Liquidation payments to Fund shareholders are expected to be distributed on or about August 1, 2025 (“Liquidation Date”). After the close of business on July 11, 2025, the Fund will no longer accept creation orders. The last day of trading of Fund shares on the NYSE Arca, Inc. will be July 18, 2025. Shareholders who do not sell their Fund shares before market close on July 18, 2025, will receive cash in their brokerage accounts equal to the amount of the net asset value of their shares (which will include any capital gains and dividend distributions) on or about the Liquidation Date.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://faithinvestorservices.com/etfs/kocg.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Faith Investor Services, LLC documents not be householded, please contact Faith Investor Services, LLC at 1-833-833-1311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Faith Investor Services, LLC or your financial intermediary.
FIS Knights of Columbus Global Belief ETF	PAGE 3	TSR-AR-78433H105

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee. John Jacobs is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including reviewing the Fund’s tax returns and distribution calculations. There were no “Other services” provided by the principal accountant. For the fiscal year ended May 31, 2025, the Fund’s principal accountant was Cohen & Company, Ltd. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 5/31/25	FYE 5/31/24
(a) Audit Fees	$37,000	$21,000
(b) Audit-Related Fees	None	None
(c) Tax Fees	$9,000	$6,000
(d) All Other Fees (Seed Audit)	None	None

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 5/31/25	FYE 5/31/24
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not Applicable.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 5/31/25	FYE 5/31/24
Registrant	None	None
Registrant’s Investment Adviser	None	None

(h) Because no non-audit services were rendered, the audit committee of the registrant’s board of trustees did not consider whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The members of the committee, are as follows:

Sharon Cheever

John Jacobs

Richard Keary

Robert Sherry

(b) Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 (a) of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)	The Registrant’s Financial Statements are filed herewith.

Annual Financial Statements and
Additional Information
May 31, 2025

FIS Bright Portfolios Focused Equity ETF	| BRIF	| NYSE Arca, Inc.
FIS Christian Stock Fund	| PRAY	| NYSE Arca, Inc.
FIS Knights of Columbus Global Belief ETF	| KOCG	| NYSE Arca, Inc.

FIS Bright Portfolios Focused Equity ETF
Schedule of Investments
May 31, 2025

	Shares	Value
COMMON STOCKS - 95.9%
Automobiles - 2.2%
Tesla, Inc.(a)	5,354	$1,854,947
Beverages - 2.3%
Coca-Cola Consolidated, Inc.	17,240	1,976,566
Biotechnology - 8.7%
AbbVie, Inc.	14,617	2,720,370
Amgen, Inc.	5,877	1,693,634
Vertex Pharmaceuticals, Inc.(a)	6,622	2,927,255
		7,341,259
Capital Markets - 2.6%
Moody’s Corp.	2,310	1,107,229
S&P Global, Inc.	2,098	1,075,980
		2,183,209
Chemicals - 6.8%
DuPont de Nemours, Inc.	37,769	2,522,969
Linde PLC	6,900	3,226,302
		5,749,271
Commercial Services & Supplies - 1.3%
Waste Management, Inc.	4,608	1,110,390
Communications Equipment - 8.9%
Arista Networks, Inc.(a)	39,673	3,437,269
Cisco Systems, Inc.	64,594	4,072,006
		7,509,275
Electric Utilities - 0.8%
NRG Energy, Inc.	4,225	658,677
Electrical Equipment - 1.6%
Eaton Corp. PLC	4,358	1,395,432
Ground Transportation - 2.4%
Uber Technologies, Inc.(a)	24,376	2,051,484
Health Care Equipment & Supplies - 3.8%
Abbott Laboratories	15,646	2,089,993
Stryker Corp.	2,845	1,088,611
		3,178,604
Health Care Providers & Services - 1.2%
DaVita, Inc.(a)	7,644	1,041,571
Independent Power and Renewable Electricity Producers - 0.6%
Vistra Corp.	3,172	509,328
Insurance - 5.8%
Allstate Corp.	5,350	1,122,804
Chubb Ltd.	3,804	1,130,549
Travelers Cos., Inc.	4,028	1,110,520
W.R. Berkley Corp.	21,676	1,618,980
		4,982,853

	Shares	Value
Machinery - 5.9%
Caterpillar, Inc.	6,369	$2,216,603
Cummins, Inc.	5,206	1,673,625
Illinois Tool Works, Inc.	4,437	1,087,420
		4,977,648
Metals & Mining - 2.3%
Freeport-McMoRan, Inc.	13,133	505,358
Nucor Corp.	12,798	1,399,589
		1,904,947
Oil, Gas & Consumable Fuels - 2.4%
EOG Resources, Inc.	9,724	1,055,735
Exxon Mobil Corp.	10,108	1,034,048
		2,089,783
Pharmaceuticals - 2.5%
Eli Lilly & Co.	2,888	2,130,391
Semiconductors & Semiconductor Equipment - 13.9%
Advanced Micro Devices, Inc.(a)	10,838	1,200,092
Broadcom, Inc.	20,165	4,881,342
NVIDIA Corp.	41,803	5,648,839
		11,730,273
Software - 15.1%
Adobe, Inc.(a)	5,407	2,244,392
Oracle Corp.	18,641	3,085,645
Palo Alto Networks, Inc.(a)	20,653	3,974,050
Salesforce, Inc.	9,286	2,464,226
ServiceNow, Inc.(a)	1,098	1,110,177
		12,878,490
Specialty Retail - 4.8%
O’Reilly Automotive, Inc.(a)	1,115	1,524,762
TJX Cos., Inc.	19,826	2,515,919
		4,040,681
TOTAL COMMON STOCKS (Cost $77,890,545)		81,295,079
SHORT-TERM INVESTMENTS - 4.0%
Money Market Funds - 4.0%
First American Treasury Obligations Fund - Class X, 4.23%(b)	3,375,919	3,375,919
TOTAL SHORT-TERM INVESTMENTS (Cost $3,375,919)		3,375,919
TOTAL INVESTMENTS - 99.9% (Cost $81,266,464)		$84,670,998
Other Assets in Excess of Liabilities - 0.1%		55,475
TOTAL NET ASSETS - 100.0%		$84,726,473

The accompanying notes are an integral part of these financial statements.

1

FIS Bright Portfolios Focused Equity ETF
Schedule of Investments
May 31, 2025(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.
The accompanying notes are an integral part of these financial statements.

2

FIS Christian Stock Fund
Schedule of Investments
May 31, 2025

	Shares	Value
COMMON STOCKS - 90.6%
Aerospace & Defense - 1.2%
Axon Enterprise, Inc.(a)	500	$375,180
Huntington Ingalls Industries, Inc.	1,898	423,368
		798,548
Automobiles - 0.1%
Dr. Ing. h.c.F. Porsche AG - ADR	11,419	54,469
Banks - 2.2%
Danske Bank AS - ADR	38,372	734,824
Sumitomo Mitsui Financial Group, Inc. - ADR	50,928	784,800
		1,519,624
Biotechnology - 0.2%
BioMarin Pharmaceutical, Inc.(a)	2,834	164,570
Capital Markets - 2.9%
Blue Owl Capital, Inc. - Class A	37,853	707,094
Intercontinental Exchange, Inc.	7,261	1,305,528
		2,012,622
Commercial Services & Supplies - 4.3%
GFL Environmental, Inc.	38,053	1,919,013
Republic Services, Inc.	4,099	1,054,631
		2,973,644
Construction Materials - 2.8%
Holcim AG	85,910	1,901,188
Consumer Staples Distribution & Retail - 5.3%
Casey’s General Stores, Inc.	4,640	2,031,206
Costco Wholesale Corp.	1,230	1,279,422
Sprouts Farmers Market, Inc.(a)	2,000	345,720
		3,656,348
Containers & Packaging - 1.5%
Graphic Packaging Holding Co.	46,400	1,031,008
Diversified Consumer Services - 1.4%
Grand Canyon Education, Inc.(a)	4,901	969,638
Diversified Telecommunication Services - 0.6%
Cellnex Telecom SA - ADR	22,969	439,856
Electric Utilities - 1.8%
American Electric Power Co., Inc.	7,279	753,304
NextEra Energy, Inc.	7,000	494,480
		1,247,784
Electronic Equipment, Instruments & Components - 0.8%
Trimble, Inc.(a)	8,135	579,781
Energy Equipment & Services - 3.4%
SBM Offshore NV	66,901	1,535,702
Tenaris SA - ADR	23,689	792,397
		2,328,099

	Shares	Value
Financial Services - 2.8%
Corpay, Inc.(a)	2,607	$847,562
Equitable Holdings, Inc.	20,428	1,080,028
		1,927,590
Food Products - 1.0%
Bunge Global SA	8,597	671,856
Ground Transportation - 1.9%
Canadian Pacific Kansas City Ltd.	8,120	662,998
Old Dominion Freight Line, Inc.	3,842	615,373
		1,278,371
Health Care Equipment & Supplies - 5.1%
Edwards Lifesciences Corp.(a)	7,656	598,852
Intuitive Surgical, Inc.(a)	3,978	2,197,209
Stryker Corp.	1,898	726,251
		3,522,312
Health Care Providers & Services - 3.7%
Chemed Corp.	2,088	1,200,266
HCA Healthcare, Inc.	3,540	1,350,121
		2,550,387
Hotels, Restaurants & Leisure - 1.2%
Domino’s Pizza, Inc.	1,679	795,544
Household Durables - 3.3%
Lennar Corp. - Class A	7,030	745,742
Toll Brothers, Inc.	14,258	1,486,397
		2,232,139
Insurance - 5.0%
Aflac, Inc.	8,860	917,364
AIA Group Ltd. - ADR	23,241	772,996
Everest Re Group Ltd.	2,141	743,334
Progressive Corp.	3,500	997,255
		3,430,949
IT Services - 1.2%
Cognizant Technology Solutions Corp. - Class A	9,790	792,892
Life Sciences Tools & Services - 0.9%
Danaher Corp.	3,323	631,038
Machinery - 4.0%
Caterpillar, Inc.	1,761	612,881
Deere & Co.	1,761	891,524
Oshkosh Corp.	4,599	456,174
Parker-Hannifin Corp.	1,180	784,346
		2,744,925
Media - 0.9%
Trade Desk, Inc. - Class A(a)	8,500	639,370
Metals & Mining - 0.8%
Freeport-McMoRan, Inc.	14,010	539,105

The accompanying notes are an integral part of these financial statements.

3

FIS Christian Stock Fund
Schedule of Investments
May 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Multi-Utilities - 1.5%
Engie SA - ADR	47,579	$1,031,037
Oil, Gas & Consumable Fuels - 1.6%
ConocoPhillips	6,348	541,802
EOG Resources, Inc.	4,880	529,821
		1,071,623
Pharmaceuticals - 1.2%
Zoetis, Inc.	4,886	823,926
Professional Services - 0.9%
FTI Consulting, Inc.(a)	3,627	595,408
Semiconductors & Semiconductor Equipment - 6.6%
Broadcom, Inc.	4,836	1,170,650
NVIDIA Corp.	25,098	3,391,493
		4,562,143
Software - 9.8%
Check Point Software Technologies Ltd.(a)	6,265	1,433,933
Datadog, Inc. - Class A(a)	5,363	632,191
Manhattan Associates, Inc.(a)	2,600	490,828
Palantir Technologies, Inc. - Class A(a)	1,300	171,314
Palo Alto Networks, Inc.(a)	12,148	2,337,518
ServiceNow, Inc.(a)	1,632	1,650,099
		6,715,883
Specialty Retail - 4.1%
O’Reilly Automotive, Inc.(a)	745	1,018,787
Tractor Supply Co.	18,252	883,397
Valvoline, Inc.(a)	27,186	940,364
		2,842,548
Technology Hardware, Storage & Peripherals - 2.3%
FUJIFILM Holdings Corp. – ADR(a)	73,251	825,539
NetApp, Inc.	7,894	782,769
		1,608,308
Trading Companies & Distributors - 1.5%
United Rentals, Inc.	1,436	1,017,234
Wireless Telecommunication Services - 0.8%
Tele2 AB - Class B	38,280	571,712
TOTAL COMMON STOCKS (Cost $49,763,384)		62,273,479
REAL ESTATE INVESTMENT TRUSTS - 1.8%
American Tower Corp.	2,784	597,586
Millrose Properties, Inc. – Class A	3,485	97,127
Welltower, Inc.	3,500	539,980
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,137,788)		1,234,693

	Shares	Value
SHORT-TERM INVESTMENTS - 7.1%
Money Market Funds - 7.1%
First American Treasury Obligations Fund - Class X, 4.23%(b)	4,861,726	$4,861,726
TOTAL SHORT-TERM INVESTMENTS (Cost $4,861,726)		4,861,726
TOTAL INVESTMENTS - 99.5% (Cost $55,762,898)		$68,369,898
Other Assets in Excess of Liabilities - 0.5%		350,055
TOTAL NET ASSETS - 100.0%		$68,719,953

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.
The accompanying notes are an integral part of these financial statements.

4

FIS Knights of Columbus Global Belief ETF
Schedule of Investments
May 31, 2025

	Shares	Value
COMMON STOCKS - 94.0%
Automobiles - 2.6%
General Motors Co.	6,316	$313,337
Honda Motor Co. Ltd.	17,860	181,701
Tesla, Inc.(a)	694	240,443
		735,481
Banks - 9.0%
BNP Paribas SA	2,975	260,531
CaixaBank SA	29,491	250,697
Citizens Financial Group, Inc.	5,264	212,403
ICICI Bank Ltd. - ADR	9,042	309,598
JPMorgan Chase & Co.	1,982	523,248
KB Financial Group, Inc. - ADR	4,512	337,272
Lloyds Banking Group PLC	340,878	354,880
United Overseas Bank Ltd.	10,810	296,822
		2,545,451
Broadline Retail - 2.3%
Dollarama, Inc.	2,410	309,368
MercadoLibre, Inc.(a)	129	330,664
		640,032
Capital Markets - 1.3%
Goldman Sachs Group, Inc.	622	373,480
Chemicals - 1.8%
Linde PLC	585	273,534
Nutrien Ltd.	3,943	232,517
		506,051
Commercial Services & Supplies - 0.7%
Copart, Inc.(a)	4,034	207,670
Communications Equipment - 0.8%
Motorola Solutions, Inc.	559	232,197
Construction & Engineering - 2.0%
EMCOR Group, Inc.	567	267,545
Quanta Services, Inc.	829	283,982
		551,527
Construction Materials - 0.8%
CRH PLC	2,614	235,970
Consumer Finance - 1.5%
American Express Co.	1,430	420,492
Consumer Staples Distribution & Retail - 1.2%
BJ’s Wholesale Club Holdings, Inc.(a)	2,853	322,988
Diversified Telecommunication Services - 1.2%
Deutsche Telekom AG	9,292	351,063
Electric Utilities - 1.1%
Entergy Corp.	3,842	319,962

	Shares	Value
Electrical Equipment - 1.0%
Schneider Electric SE	1,134	$284,961
Energy Equipment & Services - 0.7%
Baker Hughes Co.	4,996	185,102
Entertainment - 2.5%
Netflix, Inc.(a)	364	439,432
Walt Disney Co.	2,311	261,235
		700,667
Financial Services - 3.7%
Berkshire Hathaway, Inc. - Class B(a)	1,019	513,535
Visa, Inc. - Class A	1,410	514,918
		1,028,453
Food Products - 2.0%
General Mills, Inc.	3,400	184,484
Mondelez International, Inc. - Class A	3,491	235,607
The Campbell’s Co.	4,518	153,793
		573,884
Health Care Equipment & Supplies - 3.3%
Hoya Corp.	1,694	200,928
Insulet Corp.(a)	675	219,395
Intuitive Surgical, Inc.(a)	612	338,032
Medtronic PLC	2,110	175,088
		933,443
Health Care Providers & Services - 2.9%
Cencora, Inc.	1,309	381,233
DaVita, Inc.(a)	1,387	188,993
Quest Diagnostics, Inc.	1,485	257,410
		827,636
Hotels, Restaurants & Leisure - 1.8%
Darden Restaurants, Inc.	1,316	281,900
InterContinental Hotels Group PLC	1,992	228,175
		510,075
Industrial Conglomerates - 2.3%
3M Co.	2,296	340,611
Siemens AG	1,320	317,390
		658,001
Insurance - 3.9%
American International Group, Inc.	3,119	263,992
Hartford Insurance Group, Inc.	2,608	338,623
Manulife Financial Corp.	9,294	295,391
Mapfre SA	51,858	196,397
		1,094,403
Interactive Media & Services - 6.5%
Alphabet, Inc. - Class A	4,340	745,352
Meta Platforms, Inc. - Class A	1,103	714,181
Tencent Holdings Ltd.	5,777	367,032
		1,826,565

The accompanying notes are an integral part of these financial statements.

5

FIS Knights of Columbus Global Belief ETF
Schedule of Investments
May 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
IT Services - 0.8%
Infosys Ltd. - ADR	11,818	$214,969
Machinery - 0.9%
Caterpillar, Inc.	738	256,846
Multi-Utilities - 0.9%
Veolia Environnement SA	7,459	256,407
Oil, Gas & Consumable Fuels - 3.1%
Canadian Natural Resources Ltd.	7,362	223,117
Cheniere Energy, Inc.	1,142	270,643
ConocoPhillips	2,038	173,943
Shell PLC	6,018	198,790
		866,493
Passenger Airlines - 0.9%
Copa Holdings SA - Class A	2,232	240,565
Personal Care Products - 1.2%
Unilever PLC	5,312	337,185
Pharmaceuticals - 1.8%
Ipsen SA	2,186	257,349
Zoetis, Inc.	1,426	240,466
		497,815
Real Estate Management & Development - 0.8%
Mitsui Fudosan Co. Ltd.	23,858	229,825
Semiconductors & Semiconductor Equipment - 9.4%
ASML Holding NV	306	227,157
Broadcom, Inc.	3,014	729,599
NVIDIA Corp.	9,174	1,239,683
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2,280	440,769
		2,637,208
Software - 8.6%
Microsoft Corp.	3,040	1,399,494
Salesforce, Inc.	997	264,574
SAP SE	1,235	372,802
ServiceNow, Inc.(a)	376	380,170
		2,417,040
Specialty Retail - 1.9%
TJX Cos., Inc.	2,745	348,340
Ulta Beauty, Inc.(a)	410	193,299
		541,639
Technology Hardware, Storage & Peripherals - 4.3%
Apple, Inc.	4,868	977,738
Xiaomi Corp. - Class B(a)(b)	36,870	239,560
		1,217,298

	Shares	Value
Textiles, Apparel & Luxury Goods - 1.5%
adidas AG	1,052	$262,146
Deckers Outdoor Corp.(a)	1,476	155,748
		417,894
Trading Companies & Distributors - 1.0%
ITOCHU Corp.	5,280	283,220
TOTAL COMMON STOCKS (Cost $18,518,406)		26,479,958
REAL ESTATE INVESTMENT TRUSTS - 0.9%
Simon Property Group, Inc.	1,501	244,768
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $276,545)		244,768
PREFERRED STOCKS - 0.7%
Household Products - 0.7%
Henkel AG & Co. KGaA, 0.00%	2,554	204,353
TOTAL PREFERRED STOCKS (Cost $235,411)		204,353
SHORT-TERM INVESTMENTS - 4.2%
Money Market Funds - 4.2%
First American Treasury Obligations Fund - Class X, 4.23%(c)	1,180,866	1,180,866
TOTAL SHORT-TERM INVESTMENTS (Cost $1,180,866)		1,180,866
TOTAL INVESTMENTS - 99.8% (Cost $20,211,228)		$28,109,945
Other Assets in Excess of Liabilities - 0.2%		63,867
TOTAL NET ASSETS - 100.0%		$28,173,812

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2025, the value of these securities total $239,560 or 0.9% of the Fund’s net assets.

(c)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.
The accompanying notes are an integral part of these financial statements.

6

Statements of Assets and Liabilities
May 31, 2025

	FIS Bright Portfolios Focused Equity ETF	FIS Christian Stock Fund	FIS Knights of Columbus Global Belief ETF
ASSETS:
Investments, at value	$84,670,998	$68,369,898	$28,109,945
Foreign currency, at value	—	217,687	—
Receivable for fund shares sold	258,944	—	—
Dividends receivable	78,522	128,643	40,597
Interest receivable	12,502	17,013	3,936
Dividend tax reclaims receivable	—	25,748	36,927
Total assets	85,020,966	68,758,989	28,191,405
LIABILITIES:
Payable to adviser	45,975	39,036	17,589
Payable for investments purchased	248,518	—	4
Total liabilities	294,493	39,036	17,593
NET ASSETS	$ 84,726,473	$68,719,953	$28,173,812
NET ASSETS CONSISTS OF:
Paid-in capital	$82,399,568	$59,566,522	$23,584,668
Total distributable earnings	2,326,905	9,153,431	4,589,144
Total net assets	$ 84,726,473	$68,719,953	$28,173,812
Net assets	$84,726,473	$68,719,953	$28,173,812
Shares issued and outstanding(a)	3,272,000	2,320,000	940,000
Net asset value per share	$25.89	$29.62	$29.97
COST:
Investments, at cost	$81,266,464	$55,762,898	$20,211,228
Foreign currency, at cost	$—	$208,218	$—

(a)
Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

7

Statements of Operations
For the Year or Period Ended May 31, 2025

	FIS Bright Portfolios Focused Equity ETF(a)	FIS Christian Stock Fund	FIS Knights of Columbus Global Belief ETF
INVESTMENT INCOME:
Dividend income	$409,344	$817,545	$413,150
Interest income	51,404	204,744	33,678
Dividend withholding taxes	(913)	(39,086)	(26,839)
Total investment income	459,835	983,203	419,989
EXPENSES:
Investment advisory fee	210,763	424,497	194,096
Income tax expense	222	—	—
Total expenses	210,985	424,497	194,096
NET INVESTMENT INCOME	248,850	558,706	225,893
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(1,338,806)	(815,247)	235,415
In-kind redemptions	5,633,234	300,669	—
Foreign currency transactions	—	689	(5,646)
Net realized gain (loss)	4,294,428	(513,889)	229,769
Net change in unrealized appreciation (depreciation) on:
Investments	(1,903,243)(b)	4,987,496	3,616,456
Foreign currency translation	—	9,678	2,730
Net change in unrealized appreciation (depreciation)	(1,903,243)	4,997,174	3,619,186
Net realized and unrealized gain (loss)	2,391,185	4,483,285	3,848,955
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,640,035	$5,041,991	$4,074,848

(a)	The Fund commenced investment operations on December 20, 2024.
(b)	See Note 11 in Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.

8

Statements of Changes in Net Assets

	FIS Bright Portfolios Focused Equity ETF	FIS Christian Stock Fund
	Period Ended May 31, 2025(a)	Year Ended May 31,
		2025	2024
OPERATIONS:
Net investment income (loss)	$248,850	$558,706	$403,595
Net realized gain (loss)	4,294,428	(513,889)	(350,055)
Net change in unrealized appreciation (depreciation)	(1,903,243)	4,997,174	7,128,280
Net increase (decrease) in net assets from operations	2,640,035	5,041,991	7,181,820
DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(7,759)	(477,653)	(293,011)
Total distributions to shareholders	(7,759)	(477,653)	(293,011)
CAPITAL TRANSACTIONS:
Subscriptions	117,269,463(b)	11,507,937	23,931,108
Redemptions	(35,175,266)	(889,767)	—
Net increase (decrease) in net assets from capital transactions	82,094,197	10,618,170	23,931,108
NET INCREASE (DECREASE) IN NET ASSETS	84,726,473	15,182,508	30,819,917
NET ASSETS:
Beginning of the period	—	53,537,445	22,717,528
End of the period	$84,726,473	$68,719,953	$53,537,445
SHARES TRANSACTIONS
Subscriptions	4,662,000	390,000	950,000
Redemptions	(1,390,000)	(30,000)	—
Total increase (decrease) in shares outstanding	3,272,000	360,000	950,000

(a)
Inception date of the Fund was December 20, 2024.
(b)
See Note 11 in Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.

9

Statements of Changes in Net Assets(Continued)

	FIS Knights of Columbus Global Belief ETF
	Year Ended May 31,
	2025	2024
OPERATIONS:
Net investment income (loss)	$225,893	$267,623
Net realized gain (loss)	229,769	(421,685)
Net change in unrealized appreciation (depreciation)	3,619,186	4,633,454
Net increase (decrease) in net assets from operations	4,074,848	4,479,392
DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(252,140)	(322,880)
Total distributions to shareholders	(252,140)	(322,880)
CAPITAL TRANSACTIONS:
Subscriptions	590,932	674,262
Net increase (decrease) in net assets from capital transactions	590,932	674,262
NET INCREASE (DECREASE) IN NET ASSETS	4,413,640	4,830,774
NET ASSETS:
Beginning of the year	23,760,172	18,929,398
End of the year	$28,173,812	$23,760,172
SHARES TRANSACTIONS
Subscriptions	20,000	30,000
Total increase (decrease) in shares outstanding	20,000	30,000

The accompanying notes are an integral part of these financial statements.

10

FIS Bright Portfolios Focused Equity ETF
Financial Highlights

Period Ended May 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.09
Net realized and unrealized gain (loss) on investments(c)	0.81
Total from investment operations	0.90
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)
Total distributions	(0.01)
Net asset value, end of period	$25.89
TOTAL RETURN(d)	3.61%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$84,726
Ratio of expenses to average net assets(e)	0.65%
Ratio of net investment income (loss) to average net assets(e)	0.77%
Portfolio turnover rate(d)(f)	34%

(a)	Inception date of the Fund was December 20, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

11

FIS Christian Stock Fund
Financial Highlights

	Year Ended May 31,			Period Ended May 31, 2022(a)
	2025	2024	2023
PER SHARE DATA:
Net asset value, beginning of period	$27.32	$22.49	$23.29	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.26	0.28	0.26	0.16
Net realized and unrealized gain (loss) on investments(c)	2.26	4.76	(0.80)	(1.88)
Total from investment operations	2.52	5.04	(0.54)	(1.72)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.22)	(0.21)	(0.26)	—
Total distributions	(0.22)	(0.21)	(0.26)	—
ETF transaction fees per share	—	0.00(d)	—	0.01
Net asset value, end of period	$29.62	$27.32	$22.49	$23.29
TOTAL RETURN(e)	9.23%	22.45%	−2.29%	−6.82%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$68,720	$53,537	$22,718	$24,460
Ratio of expenses to average net assets(f)	0.68%	0.68%	0.68%	0.68%
Ratio of net investment income (loss) to average net assets(f)	0.90%	1.09%	1.18%	2.14%
Portfolio turnover rate(e)(g)	19%	26%	27%	14%

(a)	Inception date of the Fund was February 8, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

12

FIS Knights of Columbus Global Belief ETF
Financial Highlights

	Year Ended May 31,			Period Ended May 31, 2022(a)
	2025	2024	2023
PER SHARE DATA:
Net asset value, beginning of period	$25.83	$21.27	$22.15	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.24	0.30	0.44	0.31
Net realized and unrealized gain (loss) on investments(c)	4.17	4.61	(0.92)	(3.09)
Total from investment operations	4.41	4.91	(0.48)	(2.78)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.27)	(0.35)	(0.40)	(0.07)
Total distributions	(0.27)	(0.35)	(0.40)	(0.07)
Net asset value, end of period	$29.97	$25.83	$21.27	$22.15
TOTAL RETURN(d)	17.16%	23.26%	−2.06%	−11.16%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$28,174	$23,760	$18,929	$20,819
Ratio of expenses to average net assets(e)	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(e)	0.88%	1.27%	2.15%	1.44%
Portfolio turnover rate(d)(f)	16%	37%	39%	35%

(a)	Inception date of the Fund was July 14, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

13

Notes to Financial Statements
May 31, 2025
NOTE 1 – ORGANIZATION
The NEOS ETF Trust (the “Trust”), was organized as a Delaware statutory trust on February 1, 2021 and is authorized to issue multiple series or portfolios. The Trust is an open-end investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of fourteen operational exchange-traded funds (“ETFs”), three of which are presented herein, FIS Bright Portfolios Focused Equity ETF (the “Bright Portfolios ETF”), FIS Christian Stock Fund (the “Christian Stock Fund”), and FIS Knights of Columbus Global Belief ETF (the “Knights of Columbus ETF”) (collectively, the “Funds” or individually, a “Fund”). These financial statements relate only to the Funds. The Funds are each a diversified series of the Trust. The investment objective of the Bright Portfolios ETF is to seek long term capital appreciation; the investment objective of the Christian Stock Fund is to seek long-term growth of capital and income and the investment objective of the Knights of Columbus ETF is to seek income and long-term growth of capital.
Faith Investor Services, LLC (the “Adviser”) is the investment adviser to each Fund.
Bright Portfolios, LLC acts as the sub-adviser to the Bright Portfolios ETF.
Vident Asset Management acts as the trading sub-adviser responsible for trading portfolio securities for the Bright Portfolios ETF.
Capital Insight Partners, LLC acts as the sub-adviser to the Christian Stock Fund.
Knights of Columbus Asset Advisors LLC acts as the sub-adviser to the Knights of Columbus ETF.
NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Trust follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies” including Accounting Standards Update 2013-08.
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).
A.
Investment Valuation. The net asset value (“NAV”) of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets of each Fund by each Fund’s number of shares outstanding.

When calculating the NAV of each Fund’s shares, securities held by the Funds are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter securities and instruments not traded on an exchange are generally valued at the last traded price. Investments in open-end regulated investment companies are valued at NAV. In the absence of a recorded transaction sale price; or if the last sale price is unavailable, securities are valued at the mean between last bid and ask, as quoted. If an ask price is unavailable, the last bid price is used. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below.
When reliable market quotations are not readily available, securities are priced at their fair value as determined in good faith by the Adviser in accordance with the Trust’s valuation guidelines. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable. The Funds may use fair value pricing in a variety of circumstances, including

14

Notes to Financial Statements
May 31, 2025(Continued)
but not limited to, situations when the value of a security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. As of May 31, 2025, there were no securities held by the Funds that were internally fair valued and/or valued using a Level 2 or Level 3 valuation.
Investments in open-end regulated investment companies (including money market funds) are valued at NAV. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below.
The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:
Level 1 –
Quoted prices in active markets for identical assets that the Funds have the ability to access.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –
Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value each Fund’s investments as of May 31, 2025:
FIS Bright Portfolios Focused Equity ETF

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Common Stocks	$81,295,079	$—	$—	$81,295,079
Money Market Funds	3,375,919	—	—	3,375,919
Total Investments	$84,670,998	$—	$—	$84,670,998

FIS Christian Stock Fund

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Common Stocks	$62,273,479	$—	$—	$62,273,479
Real Estate Investment Trusts	1,234,693	—	—	1,234,693
Money Market Funds	4,861,726	—	—	4,861,726
Total Investments	$68,369,898	$—	$—	$68,369,898

15

Notes to Financial Statements
May 31, 2025(Continued)
FIS Knights of Columbus Global Belief ETF

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Common Stocks	$26,479,958	$—	$—	$26,479,958
Real Estate Investment Trusts	244,768	—	—	244,768
Preferred Stocks	204,353	—	—	204,353
Money Market Funds	1,180,866	—	—	1,180,866
Total Investments	$28,109,945	$—	$—	$28,109,945

Refer to the Schedule of Investments for further disaggregation of investment categories.
B.
Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expenses incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments from the fluctuations that result from changes in the market prices of investments held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) on investments in securities and net change in unrealized appreciation (depreciation) on investments in securities on the Statements of Operations.
Net realized gains (losses) on foreign currency transactions reported on the Statements of Operations arise from sales of foreign currency, including foreign exchange contracts, net currency gains and losses realized between the trade and settlement dates on securities transactions and the difference in the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net changes in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at year end.
C.
Use of Estimates. The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement. Actual results could differ from those estimates.

D.
Federal Income Taxes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent each Fund distributes substantially all its taxable net investment income and net capital gains to its shareholders. Therefore, no provision for federal income tax should be required. Management of the Funds is required to determine whether a tax position taken by the Funds is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements as of May 31, 2025. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations.

E.
Distributions to Shareholders. Each Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends annually. The Funds will distribute net realized capital gains, if any, at least annually. The Funds may distribute such income dividends and capital gains more frequently, if necessary, to reduce or eliminate federal excise or income taxes on the Funds. The amount of any distribution will vary, and there is no guarantee the Funds will pay either an income dividend or a capital gains distribution.

16

Notes to Financial Statements
May 31, 2025(Continued)
F.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and are primarily due to differing book and tax treatments for in-kind redemptions. For the year ended May 31, 2025, the following adjustments were made:

	Distributable Earnings (Accumulated Loss)	Paid-in Capital
Bright Portfolios ETF	$(5,613,148)	$5,613,148
Christian Stock Fund	$(300,669)	$300,669
Knights of Columbus ETF	$(32)	$32

NOTE 3 – INVESTMENT ADVISORY AND OTHER AGREEMENTS
As of May 31, 2025, certain officers of the Trust were affiliated with the Distributor, and received no fees from the Trust for serving as officers.
Management
The Adviser acts as each Fund’s investment adviser pursuant to an investment advisory agreement with the Trust (the “Investment Advisory Agreement”).
Bright Portfolios, LLC acts as the sub-adviser and Vident Asset Management acts as the trading sub-adviser to the Bright Portfolios ETF and Capital Insight Partners, LLC acts as the sub-adviser to the Christian Stock Fund and Knights of Columbus Asset Advisors LLC acts as the sub-adviser to the Knights of Columbus ETF (the “Sub-Advisers”) pursuant to investment sub-advisory agreements with the Adviser (the “Sub-Advisory-Agreements”).
Under the terms of the Investment Advisory Agreement between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment management services to the Funds and oversees the day-to-day operations of the Funds, subject to the supervision of the Board of Trustees (the “Board”) and the officers of the Trust. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser, on behalf of the Funds, has entered into Sub-Advisory Agreements with each of the Sub-Advisers. The Sub-Advisers are responsible for the day-to-day management of their specific Fund’s portfolio, subject to the supervision and oversight of the Adviser and the Board. The Adviser oversees the Sub-Advisers for compliance with the Funds’ investment objectives, policies, strategies and restrictions. The Board oversees the Adviser and the Sub-Advisers, establishes policies that they must follow in their advisory activities, and oversees the hiring and termination of sub-advisers recommended by the Adviser.
Pursuant to the Investment Advisory Agreement, the Bright Portfolios ETF pays the Adviser a monthly unitary management fee at an annual rate of 0.65%, the Christian Stock Fund pays the Adviser a monthly unitary management fee at an annual rate of 0.68% and the Knights of Columbus ETF pays the Adviser a monthly unitary management fee at the annual rate of 0.75%, based on each Fund’s average daily net assets. For the year ended May 31, 2025, Bright Portfolios ETF, Christian Stock Fund and Knights of Columbus ETF incurred $210,763, $424,497 and $194,096, respectively, in management fees.
Pursuant to each Sub-Advisory Agreement, the Adviser compensates the Sub-Advisers out of the management fees it receives from the Funds.
Under the Investment Advisory Agreement, the Adviser pays all operating expenses of the Funds, except for certain expenses, including but not limited to, interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), acquired fund fees and expenses, and the management fee payable to the Adviser under the Investment Advisory Agreement.
Distribution and Fund Officers
Foreside Fund Services, LLC (the “Distributor”) serves as the principal underwriter for shares of the Funds and acts as each Fund’s distributor in a continuous public offering of the Funds’ shares and serves as the distributor of Creation Units for the Funds. Shares are continuously offered for sale by the Trust through the Distributor only in Creation Units, as described further in Note 7. Shares in less than Creation Units are not distributed by the Distributor.

17

Notes to Financial Statements
May 31, 2025(Continued)
The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).
Foreside Fund Officer Services, LLC, an affiliate of the Distributor, provides the Trust with a Chief Compliance Officer and Principal Financial Officer.
NOTE 4 – PURCHASES AND SALES OF SECURITIES
The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, during the year ended May 31, 2025, were as follows:

	Purchases	Sales
Bright Portfolios ETF	$45,880,992	$24,378,431
Christian Stock Fund	12,310,267	11,174,481
Knights of Columbus ETF	4,040,579	4,782,113

The costs of purchases and sales of in-kind transactions, during the year ended May 31, 2025, were as follows:

	Purchases In-Kind	Sales In-Kind
Bright Portfolios ETF	$86,648,584	$34,545,985
Christian Stock Fund	10,550,949	826,880
Knights of Columbus ETF	567,875	—

NOTE 5 – TAX MATTERS
The tax character of the distributions paid during the years ended May 31, 2025 and 2024 are as follows:

	Year Ended May 31, 2025 Ordinary Income	Year Ended May 31, 2024 Ordinary Income
Bright Portfolios ETF	$7,759	$—
Christian Stock Fund	477,653	293,011
Knights of Columbus ETF	252,140	322,880

Net capital losses incurred after October 31 and late year losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. For the year ended May 31, 2025, the Funds did not have any late year losses nor post October losses. Capital loss carry forwards will retain their character as either short-term or long-term capital losses. At May 31, 2025, the following capital loss carry forwards were available:

	Indefinite Short-Term	Indefinite Long-Term	Total
Bright Portfolios ETF	$443,084	$23,271	$466,355
Christian Stock Fund	$1,554,869	$2,234,393	$3,789,262
Knights of Columbus ETF	$2,032,333	$1,409,768	$3,442,101

18

Notes to Financial Statements
May 31, 2025(Continued)
As of May 31, 2025, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Bright Portfolios ETF	Christian Stock Fund	Knights of Columbus ETF
Federal income tax cost of investments	$82,119,051	$55,773,865	$20,212,407
Aggregate gross unrealized appreciation	5,997,211	14,672,833	8,379,899
Aggregate gross unrealized (depreciation)	(3,445,264)	(2,076,800)	(480,156)
Net unrealized appreciation (depreciation)	2,551,947	12,596,033	7,899,743
Undistributed Ordinary Income	241,313	336,781	131,502
Undistributed Long Term Capital Gains	—	—	—
Distributable Earnings	241,313	336,781	131,502
Accumulated capital and other gain/(loss)	(466,355)	(3,779,383)	(3,442,101)
Total distributable earnings (accumulated loss)	2,326,905	9,153,431	4,589,144

NOTE 6 – SHARE TRANSACTIONS
Each Fund currently offers one class of shares, which has no front-end sales loads, no deferred sales charges, and no redemption fees. The standard fixed transaction fees for the Bright Portfolios ETF and the Christian Stock Fund are $500, and for the Knights of Columbus ETF are $1,000, payable to the Custodian. Additionally, a variable transaction fee may be charged by the Funds of up to a maximum of 2% of the value of the Creation Units (inclusive of any transaction fees charged), for each creation or redemption. Variable transaction fees are imposed to compensate the Funds for the transaction costs associated with creation and redemption transactions. The Adviser may adjust or waive the transaction fees from time to time. The Funds may each issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.
Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for the Shares may be different from their net asset value (“NAV”). The Funds will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 10,000 Shares, called “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated basket of in-kind securities and/or cash. Once created, shares generally will trade in the secondary market in amounts less than a Creation Unit and at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System (“Clearing Process”) of the National Securities Clearing Corporation (“NSCC”) or (ii) a participant in the Depository Trust Company (“DTC”) and, in each case, must have executed a Participant Agreement with the Funds’ Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.
NOTE 7 – BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of the date of these financial statements, Capital Insight Partners, LLC the sub-adviser to the Christian Stock Fund, has voting power of 986,655 shares of the Christian Stock Fund, representing 42.53% of the shares outstanding. Knights of Columbus Asset Advisors LLC, the sub-adviser to the Knights of Columbus ETF, owned 800,000 shares of the Knights of Columbus ETF, representing 85.11% of the shares outstanding.

19

Notes to Financial Statements
May 31, 2025(Continued)
NOTE 8 – PRINCIPAL RISKS
As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. The Funds are subject to the principal risks, any of which may adversely affect each Fund’s NAV, trading price, yield, total return and ability to meet their investment objectives. A description of principal risks is included in each prospectus under the heading “Principal Investment Risks”.
NOTE 9 – GUARANTEES AND INDEMNIFICATIONS
In the normal course of business, the Trust, on behalf of the Funds, enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Trust organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. The Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.
NOTE 10 – ACCOUNTING PRONOUNCEMENTS AND/OR REGULATORY UPDATES
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
Note 11 – FIS Bright Portfolios Focused Equity ETF In-kind Contribution
As part of FIS Bright Portfolios Focused Equity ETF’s (“the Fund”) commencement of operations on December 20, 2024, the Fund received an in-kind contribution from accounts managed by Bright Portfolios, LLC, which consisted of $21,559,443 of securities which were recorded at their current value to align the Fund’s performance with ongoing financial reporting. However, as the transaction was determined to be a nontaxable transaction by management, the Fund elected to retain the securities’ original cost basis for tax purposes. The cost of the contributed securities as of December 20, 2024 was $16,251,665, resulting in net unrealized appreciation on investments of $5,307,778 as of that date. As a result of the in-kind contribution, the Fund issued 862,000 shares at a $25.01 per share net asset value.
NOTE 12 – SUBSEQUENT EVENTS
Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.
On June 23, 2025, the Adviser publicly announced that it had determined that it was in the best interests of shareholders of the Knights of Columbus ETF to liquidate the ETF. Liquidation payments to Fund shareholders were expected to be distributed in July 2025. Once the distributions are complete, the Fund will terminate.
Management has determined that there are no other material events that would require recognition or disclosure in the Funds’ financial statements.

20

Report of Independent Registered Public Accounting Firm
To the Shareholders of FIS Bright Portfolios Focused Equity ETF, FIS Christian Stock Fund, FIS Knights of Columbus Global Belief ETF, and Board of Trustees of NEOS ETF Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of FIS Bright Portfolios Focused Equity ETF, FIS Christian Stock Fund, and FIS Knights of Columbus Global Belief ETF, (the “Funds”), each a series of NEOS ETF Trust as of May 31, 2025, the related statements of operations and changes in net assets and the financial highlights for each of the periods shown below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods shown below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
FIS Bright Portfolios Focused Equity ETF	For the period December 20, 2024 (commencement of operations) through May 31, 2025
FIS Christian Stock Fund and FIS Knights of Columbus Global Belief ETF	For the year ended May 31, 2025	For each of the years in the two year period ended May 31, 2025	For each of the years in the three year period ended May 31, 2025

The Funds’ financial highlights for the periods ended May 31, 2022, were audited by other auditors whose report dated July 27, 2022, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025, by correspondence with the custodian and brokers; when replies were not received from broker, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of the Funds in the NEOS ETF Trust since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
July 30, 2025

21

OTHER NON-AUDITED INFORMATION
May 31, 2025 (Unaudited)
TAX INFORMATION
For the fiscal year ended May 31, 2025, certain dividends paid by the Funds may be subject to reduced tax rates, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

FIS Bright Portfolios Focused Equity ETF	100.00%
FIS Christian Stock Fund	100.00%
FIS Knights of Columbus Global Belief ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended May 31, 2025 were as follows:

FIS Bright Portfolios Focused Equity ETF	100.00%
FIS Christian Stock Fund	76.60%
FIS Knights of Columbus Global Belief ETF	57.93%

For the year ended May 31, 2025, the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for the Funds were as follows:

FIS Bright Portfolios Focused Equity ETF	0.00%
FIS Christian Stock Fund	0.00%
FIS Knights of Columbus Global Belief ETF	0.00%

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Funds traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds are available on the Funds’ website at www.faithinvestorservices.com.
DISCLOSURE OF PORTFOLIO HOLDINGS
NEOS ETF Trust files its complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year to date as exhibits to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Funds’ full portfolio holdings are updated daily and available on the Funds website at www.faithinvestorservices.com.
PROXY VOTING POLICIES AND PROCEDURES
A description of the policies and procedures the Funds uses to determine how to vote proxies relating to portfolio securities is provided in the Statements of Additional Information (“SAIs”). The SAIs are available without charge upon request by calling toll-free at (833) 833-1311, by accessing the SEC’s website at http://www.sec.gov, or by accessing the Funds’ website at www.faithinvestorservices. com. Information on how the Funds’ voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling (833) 833-1311 or by accessing the website of the SEC.

22

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the information concerning changes in and disagreements with accountants and on accounting and financial disclosure required by Item 304 of Regulation S-K [17 CFR 229.304].
Response: None for the period contained within this report.

23

Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
If any matter was submitted during the period covered by the report to a vote of shareholders of an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A], through the solicitation of proxies or otherwise, the company must furnish the following information:
(1)	The date of the meeting and whether it was an annual or special meeting.
(2)	If the meeting involved the election of directors, the name of each director elected at the meeting and the name of each other director whose term of office as a director continued after the meeting.
(3)
A brief description of each matter voted upon at the meeting and the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each such matter, including a separate tabulation with respect to each matter or nominee for office.

Response: None for the period contained within this report.

24

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:
(1)	All directors and all members of any advisory board for regular compensation;
(2)	Each director and each member of an advisory board for special compensation;
(3)	All officers; and
(4)	Each person of whom any officer or director of the Fund is an affiliated person
Response: Each current Independent Trustee is paid an annual retainer of $19,000 for his or her services as a Board member to the Trust, together with out-of-pocket expenses in accordance with the Board’s policy on travel and other business expenses relating to attendance at meetings.
Independent Trustee fees are paid by the Adviser to each series of the Trust through the applicable adviser’s unitary management fee, and not by the Fund. Annual Trustee fees may be reviewed periodically and changed by the Board.
The Trust does not have a bonus, profit sharing, pension or retirement plan.

25

Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited)
If the board of directors approved any investment advisory contract during the Fund’s most recent fiscal half-year, discuss in reasonable detail the material factors and the conclusions with respect thereto that formed the basis for the board’s approval. Include the following in the discussion:
(1)
Factors relating to both the board’s selection of the investment adviser and approval of the advisory fee and any other amounts to be paid by the Fund under the contract. These factors would include, but not be limited to, a discussion of the nature, extent, and quality of the services to be provided by the investment adviser; the investment performance of the Fund and the investment adviser; the costs of the services to be provided and profits to be realized by the investment adviser and its affiliates from the relationship with the Fund; the extent to which economies of scale would be realized as the Fund grows; and whether fee levels reflect these economies of scale for the benefit of Fund investors. Also indicate in the discussion whether the board relied upon comparisons of the services to be rendered and the amounts to be paid under the contract with those under other investment advisory contracts, such as contracts of the same 14 and other investment advisers with other registered investment companies or other types of clients (e.g., pension funds and other institutional investors). If the board relied upon such comparisons, describe the comparisons and how they assisted the board in concluding that the contract should be approved; and

(2)
If applicable, any benefits derived or to be derived by the investment adviser from the relationship with the Fund such as soft dollar arrangements by which brokers provide research to the Fund or its investment adviser in return for allocating Fund brokerage.

Response: On December 11, 2024, the Board of Trustees of the Trust, pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), approved the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust on behalf of the FIS Bright Portfolios Focused Equity ETF (the “Bright ETF”), a then new series of the Trust, and Faith Investor Services, LLC (“FIS”), the Sub-Advisory Agreement between FIS and Bright Portfolios, LLC (“Bright”) on behalf of the Bright ETF and the sub-advisory agreement between FIS and Vident Asset Management (“Vident”) on behalf of the Bright ETF (each an “Advisory Agreement” and collectively, the “Advisory Agreements. FIS, Bright and Vident (each an “Adviser” and collectively, the “Advisers”) provided such information as the Independent Trustees deemed reasonably necessary to evaluate the Advisory Agreements. At a meeting on December 11, 2024, the Board including the Independent Trustees of the Board, reviewed: (i) the nature and quality of the advisory services to be provided by each Adviser, including the experience and qualifications of the personnel providing such services; (ii) the performance history of the Bright ETF, noting that the Bright ETF had not yet launched; (iii) the proposed fees and expenses of the Bright ETF; (iv) the anticipated profitability of the Bright ETF to FIS; (v) potential economies of scale; (vi) possible fall-out benefits to each Adviser and its affiliates (i.e., the ancillary benefits realized by an Adviser and its affiliates from the Adviser’s relationship with the Bright ETF); and (vii) possible conflicts of interest. In considering the approval of each Advisory Agreement, the Board noted that FIS, Bright and Vident would provide advisory services, sub-advisory services and trading advisory services, respectively. The Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.
The Board exercised its own business judgment in determining its conclusions and its conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to each Advisory Agreement.
Nature, Extent and Quality of Service.
The Board reviewed materials provided by FIS related to the proposed approval of the Advisory Agreement, including a description of its oversight of each Adviser, a review of the professional personnel who will be performing services for the Bright ETF, each Adviser’s compliance and risk management infrastructure, their respective financial strength and resources, and how they will monitor their respective investment processes and services. The Board also noted the responsibilities that FIS will have as investment adviser to the Bright ETF, including: voting proxies on behalf of the Bright ETF, the oversight of Bright and Vident (collectively, the “Sub-Advisers”) with respect to their adherence to the Bright ETF’s investment strategy and restrictions, monitoring of the Sub-Adviser’s buying and selling of securities and other transactions, reviewing the Sub-Advisers’ performance, reviewing and overseeing brokerage and general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Bright ETF. The Board also considered research support available to, and management capabilities of, management personnel

26

Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) (Continued)
of the Advisers and that the Advisers, collectively and in coordination, will provide oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements.
Additionally, the Board received satisfactory responses from the representatives of the Advisers with respect to a series of questions, including: whether each Adviser was involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with their management of the Bright ETF; and whether there are procedures in place to adequately allocate trades among its respective clients. The Board noted that each Adviser had reported no material compliance or litigation issues. The Board concluded that each Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreements and that the nature, overall quality and extent of the management services to be provided by the Advisers to the Bright ETF would be satisfactory.
Performance.
Because the Bright ETF had not commenced operations, the Board was not able to review its performance.
Fees and Expenses.
As to the costs of the services to be provided by FIS, the Board discussed the comparison of advisory fees and total operating expense data and reviewed the Bright ETF’s advisory fee, which is a unitary fee, and overall expenses compared to a peer group comprised of funds selected by FIS, each of which had similar investment objectives and faith-based strategies. The Board was aware that under the unitary fee arrangement, FIS is contractually obligated to pay the fees of the Bright ETF’s service providers including the Sub-Advisers, with the exception of FIS’s advisory fee and certain other expenses. The Board further observed that the proposed fee was within the range of peer funds provided by FIS and the other ETFs in the Trust advised by FIS. Given these considerations, the Board concluded that FIS’ proposed advisory fee was not unreasonable.
As to the costs of the services to be provided by each Sub-Adviser, the Board discussed the sub-advisory fee payable by the Adviser to Sub-Adviser pursuant to the respective Sub-Advisory Agreements. The Board noted that the sub-advisory fee to be paid by FIS to the Sub-Adviser is 50% of the net profits earned from the management fees paid by the Fund to FIS pursuant to the Advisory Agreement. The Board further acknowledged that FIS will pay the Trading Sub-Adviser at an annual rate of 0.050% on assets up to $250 million; 0.040% on assets over $250 million and less than $500 million; 0.030% on assets over $500 million, subject to a minimum annual fee of $20,000 for the first 12-months and $35,000 annually thereafter. The Board considered that the Sub-Adviser and Trading Sub-Adviser are to be paid by FIS and not by the Bright ETF. FIS confirmed to the Board that the FIS was of the opinion that the sub-advisory fees to be paid to the Sub-Adviser and Trading Sub-Adviser were reasonable in light of the anticipated quality of the services to be performed and the proposed division of services between FIS, the Sub-Adviser, and the Trading Sub-Adviser. Based on the representations of FIS, the Sub-Adviser, the Trading Sub-Adviser, and the materials provided, the Board concluded that the sub-advisory fees to be paid were reasonable.
Economies of Scale. The Board reviewed the asset projections for the Bright ETF and noted each Adviser’s position that the asset levels at which economies of scale would be achieved were unlikely to be realized in the near term. They acknowledged each Adviser’s willingness to discuss breakpoints for the Bright ETF as its size materially increased. The Board agreed to monitor and revisit this issue at the appropriate time.
Profitability. The Board considered the level of profits that could be expected to accrue to each Adviser with respect to the Bright ETF based on profitability projections and analysis prepared by each Adviser and the financial information of each Adviser provided by the Advisers to the Board. The Board recognized that FIS expected to manage the Bright ETF at a reasonable profit for the first and second year. The Board determined that the expected profitability of each Sub-Adviser, if any, was not a significant factor. After review and discussion, the Board concluded the anticipated profits from each Adviser’s relationship with the Bright ETF would not be excessive.
Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of each Advisory Agreement, the Board concluded that approval of each Advisory Agreement was in the best interest of the Bright ETF and its future shareholders.

27

(b) Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Response included within Item 7(a) of this Form.

Item 9. Proxy Disclosure for Open-End Investment Companies.

Response included within Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Response included within Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Response included within Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240. 10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c 1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308).Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEOS ETF Trust

By:	/s/ Garrett Paolella
Garrett Paolella
President/Principal Executive Officer

Date:	August 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Garrett Paolella
Garrett Paolella
President/Principal Executive Officer

Date:	August 7, 2025

By:	/s/ Josh Hunter
Josh Hunter
Treasurer/Principal Financial Officer

Date:	August 7, 2025